Note 5 - Related Party Transactions	9 Months Ended
Sep. 30, 2016
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
5.	Related Party Transactions

The Company’s vessel owning companies are parties to management agreements with the Management Companies which are controlled by members of the Pittas family, whereby the Management Companies provide technical and commercial vessel management for a fixed daily fee of Euro 685 for 2015 and Euro 685 for 2016 under the Company’s Master Management Agreement (see below) in case of Eurobulk, or, under a direct management agreement with a Company’s vessel owing subsidiary in case of Eurobulk FE. Vessel management fees paid to the Management Companies amounted to $3,177,465 and $2,361,821 in the nine-month periods ended September 30, 2015 and 2016, respectively.

In addition to the vessel management services, the Management Company provides the Company with the services of its executives, services associated with the Company being a public company and other services to our subsidiaries. For the nine months ended September 30, 2015 and September 30, 2016, compensation paid to the Management Company for such additional services to the Company was $1,500,000. This amount is included in the general and administration expenses.

Amounts due to or from related companies represent net disbursements and collections made on behalf of the vessel-owning companies by the Management Companies during the normal course of operations for which a right of offset exists. As of December 31, 2015 the amount due to related companies was $322,703. As of September 30, 2016, the amount due to related companies was $139,640. Based on the Master Management Agreement between the Company and the Management Company and the management agreement with Eurobulk FE, an estimate of the quarter’s operating expenses, expected drydocking expenses, vessel management fee and fee for management executive services are to be paid in advance at the beginning of each quarter to the Management Company.

The Company uses brokers for various services, as is industry practice. Eurochart S.A., an affiliated company controlled by certain members of the Pittas family, provides vessel sale and purchase services, and chartering services to the Company whereby the Company pays commission of 1% of the vessel sales or acquisition prices and 1.25% of charter revenues. Commission on vessel sales amounted to $27,741 for the sale of M/V “Captain Costas” and $30,000 for the acquisition of M/V “Aegean Express”, during the nine-month period ended September 30, 2016; Eurochart S.A. also received $213,500 as commission for the acquisition of M/V “Xenia.” during the same period. There were no vessel sales or acquisitions during the first nine months of 2015. Commissions to Eurochart S.A. for chartering services were $379,471 and $276,393 for the nine-month periods ended September 30, 2015 and 2016, respectively.

Certain members of the Pittas family, together with another unrelated ship management company, have formed a joint venture with the insurance broker Sentinel Maritime Services Inc. (“Sentinel”). Technomar Crew Management Services Corp (“Technomar”), is a company owned by certain members of the Pittas family, together with two other unrelated ship management companies. Sentinel is paid a commission on premium not exceeding 5%; Technomar is paid a fee of about $50 per crew member per month. Total fees charged by Sentinel and Technomar were $105,304 and $134,435 in the first nine months of 2015, respectively. In the first nine months of 2016, total fees charged by Sentinel and Technomar were $78,522 and $74,928, respectively. These amounts are recorded in “Vessel operating expenses” under “Operating expenses”.

Related party revenue amounting to $180,000 for the nine-month periods ended September 30, 2015 and 2016 relates to fees received from Euromar LLC, a joint venture of the Company (see below Note 11), for vessel management and various administrative services. Vessel management services are performed by Eurobulk and its affiliates; strategic, financial and reporting services are provided by Euroseas.